Note 28 (Tables)	6 Months Ended
Jun. 30, 2026
Non Controlling Interest [Abstract]
Non Controlling Interest Classified By Concept [Table Text Block]
The breakdown by groups of consolidated entities of the balance under the heading “Minority interests (non-controlling interests)” of the condensed consolidated balance sheets is as follows:

MINORITY INTERESTS (NON-CONTROLLING INTERESTS). BREAKDOWN BY SUBGROUPS (MILLIONS OF EUROS)

	June 2026	December 2025
Garanti BBVA	1,396	1,315
BBVA Peru	2,080	2,004
BBVA Argentina	913	729
BBVA Colombia	65	53
BBVA Venezuela	191	133
Other entities	196	206
Total	4,839	4,441

Profit attributable to non-controlling interests [Table Text Block]
These amounts are broken down by groups of consolidated entities under the heading “Profit (Loss) - Attributable to minority interests (non-controlling interests)” in the condensed consolidated income statement:

PROFIT ATTRIBUTABLE TO MINORITY INTERESTS (NON-CONTROLLING INTERESTS). BREAKDOWN BY SUBGROUPS (MILLIONS OF EUROS)

	June 2026	June 2025
Garanti BBVA	99	78
BBVA Peru	206	174
BBVA Argentina	41	48
BBVA Colombia	5	1
BBVA Venezuela	52	41
Other entities	14	10
Total	418	351